Income Taxes - Tabular Reconciliation of Total Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at January 1	$ 241.4	$ 391.9	$ 521.0
Increases related to business combinations	0.6
Increases related to prior periods	1.4	80.9	68.7
Decreases related to prior periods	(0.3)	(136.8)	(206.2)
Increases related to current period	4.8	4.3	8.7
Decreases related to settlements with taxing authorities		(98.4)
Decreases related to lapse of statute of limitations	(0.5)	(0.5)	(0.3)
Balance at December 31	247.4	241.4	391.9
Amounts impacting effective tax rate, if recognized balance at December 31	$ 213.2	$ 204.1	$ 251.6